UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902

13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Ted Weschler
Title:    Managing Member
Phone:    (434) 297-0811

Signature, Place and Date of Signing:


/s/ R. Ted Weschler          Charlottesville, VA                    08/15/05
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         9

Form 13F Information Table Value Total:  $895,665
                                          -------
                                        (thousands)

List of Other Included Managers:

1.   Peninsula Investment Partners, LP

2. Peninsula Capital Appreciation, LLC, General Partner of Peninsula Investment Partners, LP

                                                    FORM 13F INFORMATION TABLE
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           ITEM  1:                ITEM 2:   ITEM 3:     ITEM 4:         ITEM 5:          ITEM 6:  ITEM 7:         ITEM 8:
--------------------------------------------------------------------------------------------------------------------------------
                                    TITLE                                                                   VOTING AUTHORITY
                                    OF                    VALUE     SHRS OR    SH/ PUT/   INVSTMT   OTHER   --------------------
       NAME OF ISSUER               CLASS    CUSIP       (X$1000)   PRN AMT    PRN CALL   DSCRTN    MNGRS   SOLE   SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                          COM      23918K108   231,948     5,100,000 SH         SHARED    1,2     SHARED
DIRECTV GROUP INC.                  COM      25459L106   186,000    12,000,000 SH         SHARED    1,2     SHARED
ECHOSTAR COMMUNICATIONS NEW         CL A     278762109   165,880     5,500,000 SH         SHARED    1,2     SHARED
FIRST AVENUE NETWORKS INC.          COM      31865X106    33,115     5,017,361 SH         SHARED    1,2     SHARED
GRACE W.R. & CO (NEW)               COM      38388F108    83,864    10,765,600 SH         SHARED    1,2     SHARED
NEWS CORP                           CL A     65248E104    33,007     2,040,000 SH         SHARED    1,2     SHARED
PEGASUS COMMUNICATIONS CORP         CL NEW   705904605    26,189     6,715,000 SH         SHARED    1,2     SHARED
WILSONS THE LEATHER EXPERTS, INC.   COM      972463103   102,837    15,487,513 SH         SHARED    1,2     SHARED
WSFS FINL CORP                      COM      929328102    32,826       600,000 SH         SHARED    1,2     SHARED

03038.0001 #590497